Provisions and other liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Provisions	€ 7,353	€ 6,883	€ 7,198		€ 7,694
Other non-current liabilities	1,968	1,730	1,956
Total	€ 9,321	€ 8,613	€ 9,154	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).